Basis of preparation	9 Months Ended
Sep. 30, 2018
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Basis of preparation
1.	Basis of preparation

These unaudited Condensed Consolidated Interim Financial Statements (“Interim Statements”) of Royal Dutch Shell plc (“the Company”) and its subsidiaries (collectively referred to as “Shell”) have been prepared in accordance with IAS 34 Interim Financial Reporting as issued by the International Accounting Standards Board and as adopted by the European Union, and on the basis of the same accounting principles as those used in the Annual Report and Form 20-F for the year ended December 31, 2017 (pages 142 to 148) as filed with the US Securities and Exchange Commission, except for the adoption of IFRS 9 Financial Instruments and IFRS 15 Revenue from Contracts with Customers on January 1, 2018, and should be read in conjunction with that filing.

IFRS 9 sets out the requirements for recognising and measuring financial assets, financial liabilities and certain contracts to buy or sell non-financial items. Furthermore, this standard facilitates the use of hedge accounting and results in different income recognition upon the sale of certain investments in securities. The adoption of IFRS 9 resulted in a decrease of $83 million in equity at January 1, 2018, mainly representing the recognition of additional provisions for impairment of receivables under the expected loss model. In addition, changing the measurement basis from amortised cost to fair value for certain financial assets resulted in an increase of $33 million in equity at January 1, 2018. Furthermore, a reclassification within equity between other reserves and retained earnings, primarily representing deferred cost of hedging, was recognised.

IFRS 15 provides a single model of accounting for revenue arising from contracts with customers based on the identification and satisfaction of performance obligations, and revenue from contracts with customers that is distinguished from other sources. Shell has adopted IFRS 15 with effect from January 1, 2018 and has elected to apply the modified retrospective transition approach. Although IFRS 15 does not generally represent a change from Shell’s current practice, the accounting for certain contracts, such as those with provisional pricing or take-or-pay arrangements, and underlifts and overlifts, has been identified as an area of change. However, these do not have a significant effect on Shell’s accounting or disclosures, and therefore no transition adjustment is presented.

IFRS 16 Leases will be applied by Shell with effect from January 1, 2019. Under the new standard, all lease contracts, with limited exceptions, are recognised in the financial statements by way of right-of-use assets and corresponding lease liabilities. Shell will apply the modified retrospective transition approach without restating comparative information.

Compared with the existing accounting for operating leases under IAS 17, application of the new standard will have a significant impact on the classification of expenditures and consequently the classification of cash flow from operating activities, cash flow from investing activities and cash flow from financing activities. It will also impact the timing of expenses recognised in the statement of income.

Differences between the operating lease commitments under the current standard and the additional lease liabilities recognised on balance sheet at January 1, 2019 are expected to be mainly driven by the impact of discounting lease payments, short-term leases, the use of hindsight to assess options to extend or terminate leases and commencement of lease contracts after January 1, 2019. To determine the impact upon application of the new standard, a detailed review of contracts is underway. No impact is expected in relation to lease contracts previously classified as finance leases.

The financial information presented in the Interim Statements does not constitute statutory accounts within the meaning of section 434(3) of the Companies Act 2006 (“the Act”). Statutory accounts for the year ended December 31, 2017 were published in Shell’s Annual Report and Form 20-F and a copy was delivered to the Registrar of Companies for England and Wales. The auditor’s report on those accounts was unqualified, did not include a reference to any matters to which the auditor drew attention by way of emphasis without qualifying the report and did not contain a statement under sections 498(2) or 498(3) of the Act.